Share-based compensation - ESC outstanding rights (Details) - Equity sharing certificate plan - EquityInstruments	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Outstanding subscription rights	0	198,750	198,750	198,750
Later than two years and not later than three years
Share-based compensation
Outstanding subscription rights		90,750
Later than five years and not later than six years
Share-based compensation
Outstanding subscription rights		108,000
Subscription Price 1.00CHF / Floor Price 2.30CHF
Share-based compensation
Outstanding subscription rights		90,750
Subscription Price 1.00CHF / Floor Price 2.30CHF | Later than two years and not later than three years
Share-based compensation
Outstanding subscription rights		90,750
Subscription Price 2.00CHF / Floor Price 2.30CHF
Share-based compensation
Outstanding subscription rights		108,000
Subscription Price 2.00CHF / Floor Price 2.30CHF | Later than five years and not later than six years
Share-based compensation
Outstanding subscription rights		108,000